United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: March 31, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		April 26, 2004

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$75,581,200


                                     Title of                Value           Invst Other       Voting Authority
Name of Issuer                        Class      Cusip     (x$1000)  Shares  Disc  Mngrs       Sole  Shared  None

RPM International Incorporated         Com    749685103       2,583  156167  Sole            156167
General Elec Company                   Com    369604103       2,478   81186  Sole             81186
Charter One Financial, Inc.            Com    160903100       2,474   69979  Sole             69979
Citigroup Incorporated                 Com    172967101       2,419   46795  Sole             46795
Target Corporation                     Com    87612E106       2,403   53345  Sole             53345
Intel Corporation                      Com    458140100       2,380   87494  Sole             87494
Exxon Mobil Corporation                Com    30231G102       2,348   56456  Sole             56456
Greif Inc Class A                      Com    397624107       2,317   66315  Sole             66315
American International Group Incorpo   Com    026874107       2,297   32200  Sole             32200
Bank Of America Corporation            Com    060505104       2,277   28117  Sole             28117
Burlington Resources, Inc.             Com    122014103       2,268   35642  Sole             35642
ConocoPhillips                         Com    20825C104       2,265   32448  Sole             32448
Clorox Company Del                     Com    189054109       2,264   46290  Sole             46290
Harley Davidson Incorporated           Com    412822108       2,229   41786  Sole             41786
National City Corporation              Com    635405103       2,222   62445  Sole             62445
Kimberly Clark Corporation             Com    494368103       2,189   34690  Sole             34690
Harrahs Entertainment Incorporated     Com    413619107       2,166   39460  Sole             39460
Steris Corporation                     Com    859152100       2,159   83700  Sole             83700
Progressive Corporation Ohio           Com    743315103       2,121   24209  Sole             24209
Novartis A G ADR (Switzerland)         Com    66987V109       2,100   49285  Sole             49285
Cardinal Health Incorporated           Com    14149Y108       2,097   30439  Sole             30439
Pfizer Incorporated                    Com    717081103       2,080   59342  Sole             59342
Sungard Data Systems Incorporated      Com    867363103       2,065   75355  Sole             75355
Wal Mart Stores Incorporated           Com    931142103       2,044   34238  Sole             34238
Danaher Corporation Del                Com    235851102       2,043   21880  Sole             21880
Amgen Incorporated                     Com    031162100       2,010   34559  Sole             34559
Cisco Systems Incorporated             Com    17275R102       1,998   84780  Sole             84780
Applied Matls Incorporated             Com    038222105       1,964   92100  Sole             92100
Alcoa Incorporated                     Com    013817101       1,963   56589  Sole             56589
Microsoft Corporation                  Com    594918104       1,935   77605  Sole             77605
L-3 Communications Hldgs Incorporate   Com    502424104       1,858   31234  Sole             31234
Medtronic Incorporated                 Com    585055106       1,781   37304  Sole             37304
E M C Corporation Mass                 Com    268648102       1,571  115441  Sole            115441
Fifth Third Bancorp                    Com    316773100       1,198   21644  Sole             21644
AT&T Wireless Svcs Incorporated        Com    00209A106         506   37175  Sole             37175
International Business Machines        Com    459200101         430    4677  Sole              4677
Second Bancorp, Inc.                   Com    813114105         345   10650  Sole             10650
Verizon Communications                 Com    92343V104         324    8872  Sole              8872
America Movil S A De C V               Com    02364W105         281    7276  Sole              7276
US Bancorp                             Com    902973304         279   10075  Sole             10075
BP PLC ADR                             Com    055622104         229    4464  Sole              4464
Lincoln Electric Holdings              Com    533900106         218    7750  Sole              7750
Honeywell International Incorporated   Com    438516106         203    5983  Sole              5983
Keithley Instrs Incorporated           Com    487584104         201    9700  Sole              9700